Note 7 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Gross carrying amount	$ 262,198	$ 233,717
Accumulated amortization	113,400	99,873
Net	148,798	133,844
Customer Lists and Relationships [Member]
Gross carrying amount	135,844	116,938
Accumulated amortization	52,600	48,698
Net	83,244	68,240
Franchise Rights [Member]
Gross carrying amount	48,558	44,392
Accumulated amortization	22,500	19,695
Net	26,058	24,697
Trademarks and Trade Names [Member]
Gross carrying amount	27,506	26,766
Accumulated amortization	16,360	13,742
Net	11,146	13,024
Other Intangible Assets [Member]
Gross carrying amount	50,290	45,621
Accumulated amortization	21,940	17,738
Net	$ 28,350	$ 27,883